Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	€ 7,650	€ 5,823
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	7,650	5,823
Related amounts not set off in the statements of financial position, Financial instruments	4,840	4,973
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	2,689	821
Net amount	120	30
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	4,734	5,185
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	4,734	5,185
Related amounts not set off in the statements of financial position, Financial instruments	4,705	5,145
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	7	2
Net amount	22	38
Derivatives [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	7,650	5,823
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	7,650	5,823
Related amounts not set off in the statements of financial position, Financial instruments	4,840	4,973
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	2,689	821
Net amount	120	30
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	4,734	5,185
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	4,734	5,185
Related amounts not set off in the statements of financial position, Financial instruments	4,705	5,145
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	7	2
Net amount	€ 22	€ 38